UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


   1.              Name and address of issuer:

                   Delaware Group Unit Investment Trust, Series 7
                   One Commerce Square
                   Philadelphia, PA 19103

   2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                   Illinois Big Ten Equity Trust, Series 3
                   Minnesota Big Ten Equity Trust, Series 4
                   Missouri Big Ten Equity Trust, Series 3

   3.              Investment Company Act File Number:   811-4755



                   Securities Act File Number:   333-16217


   4(a).           Last day of fiscal year for which this Form is filed:

                   December 31, 1997


   4(b).    [ ]    Check box if this Form is being filed late (I.E., more than
                   90 calendar days after the end of the issuer's fiscal year).
                   (See Instruction A.2)





                   NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

   4(c).  [X]      Check box if this is the last time the issuer will be filing this Form.




   5. Calculation of registration fee:
                   (i)      Aggregate sale price of securities sold during
                            the fiscal year pursuant to section 24(f):                                               $9,788,109.18

                   (ii)     Aggregate price of securities redeemed or
                            repurchased during the fiscal year:                                $1,692,828.66

                   (iii)    Aggregate price of securities redeemed or
                            repurchased during any PRIOR fiscal year ending no
                            earlier than October 11, 1995 that were not
                            previously used to reduce registration fees payable
                            to the Commission:                                                 $____________

                   (iv)     Total available redemption credits [add Items 5(ii) and 5(iii)]:                        $1,692,828.66

                   (v)      Net sales--if Item 5(i) is greater than Item 5(iv)
                            [subtract Item 5(iv) from Item 5(i)]:                                                   $8,095,280.52

                   (vi)     Redemption credits available for use in future years               $_(_______)__
                           -- if Item 5(i) is less than Item 5(iv) [subtract Item
                            5(iv) from Item 5(i)]:

                   (vii) Multiplier for determining registration fee (See x.000295 Instruction C.9):

                   (viii)   Registration fee due [multiply Item 5(v) by Item                                          = $2,388.11
                                                                                                                         ========
                            5(vii)] (enter "0" if no fee is due):


   6.              Prepaid Shares

                   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____n/a_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                   _____n/a_____.

   7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
                   Instruction D):

                                                                 + $------------


   8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:



                                                                     = $2,388.11


   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                            March 27, 1998


                                     Method of Delivery:

                                     [X] Wire Transfer
                                     [ ] Mail or other means

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and on the capacities and on the dates indicated.

         By (Signature and Title)* Michael D. Mabry
                                   Assistant Vice President/Assistant Secretary
                                  ______________________________________________


         Date 03-30-98

  *Please print the name and title of the signing officer below the signature.